Net Income (Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders
The following table presents the calculation of basic and diluted earnings (loss) per shares:

	June 30,
(in thousands)	2021	2020
Net income (loss)	$10,088	$(9,700)
Less: Series B dividends and accretions	5,785	4,978
Less: income allocable to noncontrolling interest	218	41

Net income (loss) allocable to common shareholders	$4,085	$(14,719)

Numerator—Basic EPS
Net income (loss) allocable to common shareholders	$4,085	$(14,719)
Less: net income allocated to participating securities (Series B)	613	—

Net income (loss) allocated to common shareholders	$3,472	$(14,719)

Numerator—Diluted EPS
Net income (loss) allocated to common shareholders	$3,472	$(14,719)
Add: net income atllocable to convertible debt	175	—
Reallocation of income (loss) under the two-class method	(165)	—

Net income (loss) allocated to common shareholders	$3,482	$(14,719)

Denominator—Basic Common Shares
Weighted average common shares outstanding—Basic	24,696,828	21,920,583
Denominator—Diluted Common Shares
Effect of dilutive securities:
Stock options	404,567	—
Warrants	78,106	—

Weighted average common shares—Diluted	25,179,502	21,920,583

Net income (loss) per share—basic:
Common Shares	$0.14	$(0.67)
Net income (loss) per share—diluted:
Common Shares	$0.14	$(0.67)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following securities have been excluded from the calculations of diluted earnings (loss) per share allocable to common shareholders because including them would have been antidilutive are, as follows:

	June 30,
	2021	2020
Shares subject to option to purchase common stock	—	2,572,385
Shares subject to notes payable optional conversion into common stock	—	1,349,546

Total	—	3,921,931